Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
24.	SUBSEQUENT EVENTS
In 2019, the Group entered into one-year loan agreements with Beijing OrionStar. As of April 2019, total US$19,600 has been provided to Beijing OrionStar.